UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
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                    (Exact name of registrant as specified in charter)
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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               (Address of principal executive offices) (Zip code)


                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -----------------

                      Date of fiscal year end: NOVEMBER 30
                                              -------------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                     -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.      PROXY VOTING RECORD
--------------------------------

NAME OF THE ISSUER                   EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
----------------------------------------------------------------------------------------------------------------
Wachovia Preferred Funding Corp      WNA-P                            92977v206      08-Nov-05
----------------------------------------------------------------------------------------------------------------


                                                                   VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                        PROPOSED BY   VOTE CAST            PROPOSAL                MANAGEMENT

Approve directors                        Issuer      Yes                  For                     For


----------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                   EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
----------------------------------------------------------------------------------------------------------------
Xcel Energy                          XEL                              98389B407      17-May-06
----------------------------------------------------------------------------------------------------------------

                                                                   VOTE FOR OR AGAINST      VOTE FOR OR AGAINST
MATTER VOTED                             PROPOSED BY   VOTE CAST        PROPOSAL                MANAGEMENT

Approve directors                             Issuer      Yes              For                      For

Approve auditor                               Issuer      Yes              For                      For

Separate roles of Chairman and CEO   Security Holder      Yes            Against                    For

----------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                   EXCHANGE TICKER SYMBOL             CUSIP        SHAREHOLDER MEETING DATE
----------------------------------------------------------------------------------------------------------------
Xcel Energy                            XEL                             98389B506            17-May-06
----------------------------------------------------------------------------------------------------------------

                                                                   VOTE FOR OR AGAINST      VOTE FOR OR AGAINST
MATTER VOTED                             PROPOSED BY   VOTE CAST        PROPOSAL                MANAGEMENT

Approve directors                             Issuer      Yes               For                     For
Approve auditor                               Issuer      Yes               For                     For
Separate roles of Chairman and CEO   Security Holder      Yes             Against                   For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME
            FUND INCORPORATED
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By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (Principal Executive Officer)

Date     8/15/06
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*Print  the name and title of each  signing  officer  under his or her signature.